Significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
FINANCING ACTIVITIES
Increase (decrease) in cash, cash equivalents and restricted cash	$ (8,420)	$ (315)	$ (2,885)	$ 322
Cash and cash equivalents			22,679	18,915
Cash and cash equivalents	$ 20,980	15,452	$ 20,980	15,452
Balance Prior to Adoption [Member]
OPERATING ACTIVITIES
Restricted cash		(3,078)		(3,844)
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities		0		3,774
FINANCING ACTIVITIES
Restricted cash		78		78
Increase (decrease) in cash, cash equivalents and restricted cash		(3,315)		(3,463)
Cash and cash equivalents		18,767		18,915
Cash and cash equivalents		15,452		15,452
Adjustments Increase/(Decrease) [Member]
OPERATING ACTIVITIES
Restricted cash		3,078		3,844
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities		0		19
FINANCING ACTIVITIES
Restricted cash		(78)		(78)
Increase (decrease) in cash, cash equivalents and restricted cash		3,000		3,785
Cash and cash equivalents		22,994		22,209
Cash and cash equivalents		25,994		25,994
As Adjusted [Member]
OPERATING ACTIVITIES
Restricted cash		0		0
INVESTING ACTIVITIES
Cash acquired in the purchase of the Höegh Grace entities		0		3,793
FINANCING ACTIVITIES
Restricted cash		0		0
Increase (decrease) in cash, cash equivalents and restricted cash		(315)		322
Cash and cash equivalents		41,761		41,124
Cash and cash equivalents		$ 41,446		$ 41,446